Financial Instruments - Fair Values and Risk Management - Summary of Trade Receivables Past Due (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 33,304	€ 39,056
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	37,567	44,660
Accumulated impairment [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(4,263)	(5,604)
Current (not past due)
Disclosure of detailed information about financial instruments [line items]
Trade receivables	25,520	29,111
From 1 to 29 days past due
Disclosure of detailed information about financial instruments [line items]
Trade receivables	4,707	7,158
From 30 to 60 days past due
Disclosure of detailed information about financial instruments [line items]
Trade receivables	1,053	1,355
From 61 to 90 days past due
Disclosure of detailed information about financial instruments [line items]
Trade receivables	429	563
More than 90 days past due
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 5,858	€ 6,473